Share-based Compensation - Weighted Average (Details) - $ / shares							12 Months Ended
	Mar. 26, 2021	Oct. 01, 2019	Sep. 30, 2019	Jan. 08, 2018	Jan. 01, 2017	Jan. 01, 2016	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
2018 Option Plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Granted/Vested	750,247		750,247
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted Average Remaining Contractual Life, Granted/Vested	1 year 1 month 9 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price, granted/vested	$ 16.43			$ 2.801	$ 1.946	$ 1.894
2019 Option Plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding and exercisable, beginning							1,883,803	1,912,303	2,014,387
Granted/Vested	1,499,753	0	1,499,753							2,250,000
Forfeited							0	(28,500)	(102,084)	(235,613)
Outstanding and exercisable, Ending							1,883,803	1,883,803	1,912,303	2,014,387
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted Average Remaining Contractual Life, outstanding and exercisable								1 month 24 days	7 months 13 days	1 year 5 months 23 days
Weighted Average Remaining Contractual Life, Granted/Vested	2 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price, outstanding and exercisable beginning							$ 5.03	$ 5.02	$ 5.29
Weighted Average Exercise Price, granted/vested			$ 0
Weighted Average Exercise Price, forfeited							0	1.27	1.21	$ 0.74
Weighted Average Exercise Price, outstanding and exercisable ending							$ 5.48	$ 5.03	$ 5.02	$ 5.29